Business and Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Discontinued Operations

Discontinued Operations — As described in Note 15, during the quarter ended September 30, 2015 the Company met the relevant criteria for reporting the commercial operations as held for sale and in discontinued operations, pursuant to FASB Topic 205-20, Presentation of Financial Statements—Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment. The Company generally considers assets to be held for sale when (i) the transaction has been approved by the board of directors or management vested with authority to approve the transaction, (ii) the assets are available for immediate sale in their present condition, (iii) the company has initiated an active program to locate a buyer and other actions required to complete the plan to sell the assets, (iv) consummation of the transaction is probable, (v) the assets are being actively marketed for sale at a price that is reasonable in relation to the current fair value, and (vi) the transaction is expected to qualify for recognition as a completed sale, within one year. Following the classification of property and equipment for sale, the Company discontinues depreciating the asset and writes down the asset to the lower of the carrying value or fair market value, if needed. During the quarter ended December 31, 2015, the Company completed the sale of the commercial products and the related assets.

Uses of Estimates in Preparation of Financial Statements
Uses of Estimates in Preparation of Financial Statements — The preparation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates.

Principles of Consolidation

Principles of Consolidation — The consolidated financial statements include the accounts of Galena and its wholly owned subsidiaries. All material intercompany accounts have been eliminated in consolidation.

Reclassification		Reclassifications — Certain prior year amounts have been reclassified to conform to current year presentation. These reclassifications had no effect on net loss per share.
Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and demand deposits.

Restricted Cash

Restricted Cash — Restricted cash consists of the minimum cash covenant as required by the debenture certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, marketable securities, accounts receivable, accounts payable, and capital leases approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings

Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three to five years for equipment and furniture) of the related assets.

Goodwill and Intangible Assets

Goodwill and Intangible Assets — Goodwill and indefinite-lived intangible assets are not amortized but are tested annually for impairment at the reporting unit level, or more frequently if events and circumstances indicate impairment may have occurred. Factors the company considers important that could trigger an interim review for impairment include, but are not limited to, the following:

•	Significant changes in the manner of its use of acquired assets or the strategy for its overall business;

•	Significant negative industry or economic trends;

•	Significant decline in stock price for a sustained period; and

•	Significant decline in market capitalization relative to net book value.

Goodwill and other intangible assets with indefinite lives are evaluated for impairment first by a qualitative assessment to determine the likelihood of impairment. If it is determined that impairment is more likely than not, the Company will then proceed to the two step impairment test. The first step is to compare the fair value of the reporting unit to the carrying amount of the reporting unit (the “First Step”). If the carrying amount exceeds the fair value, a second step must be followed to calculate impairment (the “Second Step”). Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. In its review of the carrying value of the goodwill for its single reporting unit and its indefinite-lived intangible assets, the Company determines fair values of its goodwill using the market approach, and its indefinite-lived intangible assets using the income approach.

Intangible assets not considered indefinite-lived are reviewed for impairment when facts or circumstances suggest that the carrying value of these assets may not be recoverable. The Company’s policy is to identify and record impairment losses, if necessary, on intangible product rights when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets.

The company performed its review for impairment using the qualitative assessment for both goodwill and indefinite-lived intangible assets, and has determined that there has been no impairment to these assets as of December 31, 2016.

Contingent Purchase Price Consideration

Contingent Purchase Price Consideration — Contingent consideration is recorded at the estimated fair value as of the acquisition date. The fair value of the contingent consideration is remeasured at each reporting period with any adjustments in fair value included in our consolidated statement of comprehensive loss.

Acquisitions and In-Licensing

Acquisitions and In-Licensing — For all in-licensed products and technologies, we perform an analysis to determine whether we hold a variable interest or a controlling financial interest in a variable interest entity. On the basis of our interpretations and conclusions, we determine whether the acquisition falls under the purview of variable interest entity accounting and if so, consider the necessity to consolidate the acquisition. As of December 31, 2016, we determined there were no variable interest entities required to be consolidated.

We also perform an analysis to determine if the assets and liabilities acquired in an acquisition qualify as a “business.” The excess of the purchase price over the fair value of the net assets acquired can only be recognized as goodwill in a business combination.

Patents and Patent Application Costs

Patents and Patent Application Costs — Although the Company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Legal Fees and Insurance Recoveries

Legal Fees and Insurance Recoveries — There can be a significant time lag between the time that legal fees are incurred and the insurance reimbursement available to offset the related costs. The legal costs are recorded in the period they are incurred, and the insurance recoveries for those costs are recorded in the period when the insurance reimbursement is deemed probable.

Share-based Compensation

Share-based Compensation — The Company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees, non-employee directors, and consultants, including stock options and warrants. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options and warrants granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50 (“ASC 505-50”), “Equity Based Payments to Non- Employees.” Non-employee option and warrant grants that do not vest immediately upon grant are recorded as an expense over the vesting period. At the end of each financial reporting period prior to vesting, the value of these options and warrants, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options and warrants granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Research and Development Expenses

Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits and other operating costs, facilities, supplies, external services and overhead related to our research and development departments, and clinical trial expenses.

Clinical trial expenses include direct costs associated with contract research organizations (“CROs”), as well as patient-related costs at sites at which our trials are being conducted.

Direct costs associated with our CROs are generally payable on a time and materials basis, or when certain enrollment and monitoring milestones are achieved. Expense related to a milestone is recognized in the period in which the milestone is achieved or in which we determine that it is more likely than not that it will be achieved.

The invoicing from clinical trial sites can lag several months. We accrue these site costs based on our estimate of upfront set-up costs upon the screening of the first patient at each site, and the patient related costs based on our knowledge of patient enrollment status at each site.

Income Taxes

Income Taxes — The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”). These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. The Company evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the company’s income tax provision or benefit. The recognition and measurement of benefits related to the company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and the company’s assumptions or changes in the company’s assumptions in future periods are recorded in the period they become known.

For the years ended December 31, 2016 and 2015, we recognized income tax of $243,000 and $365,000, respectively. There was no income tax expense or benefit for the year ended December 31, 2014. We continue to maintain a full valuation allowance against our net deferred tax assets.

Concentrations of Credit Risk

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash balances in several accounts with two banks, which at times are in excess of federally insured limits. As of December 31, 2016, the company’s cash equivalents were invested in money market mutual funds. The Company’s investment policy does not allow investment in any debt securities rated less than “investment grade” by national ratings services. The Company has not experienced any losses on its deposits of cash and cash equivalents. As of December 31, 2016, we had approximately $17,583,000 in interest-bearing accounts above federally insured limits.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes or ASU 2015-17. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent on the balance sheet. Previous guidance required deferred tax liabilities and assets to be separated into current and noncurrent amounts on the balance sheet. The guidance will become effective for us beginning in the first quarter of 2017 and may be applied either prospectively or retrospectively. Early adoption is permitted. At the time of adoption, we will reclassify current deferred tax amounts on our Consolidated Balance Sheets as noncurrent. The Company adopted this ASU on January 1, 2017. There was no impact to the Company’s consolidated financial statements upon adoption.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, Compensation-Stock Compensation or ASU-2016-09. ASU 2016-09 includes several areas of simplification to stock compensation including simplifications to the accounting for income taxes, classification of excess tax benefits on the Statement of Cash Flows and forfeitures. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016. An entity that elects early adoption must adopt all of the amendments in the same period. The Company adopted this ASU on January 1, 2017. There was no impact to the Company’s consolidated financial statements upon adoption.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations or ASU 2017-01. ASU 2017-01 provides guidance for evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities (a “set”) does not qualify to be a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in an identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, the guidance requires a set to be considered a business to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs and removes the evaluation as to whether a market participant could replace the missing elements. The new standard will be effective for us on January 1, 2018 and will be adopted on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the goodwill impairment test. Under the new guidance, goodwill impairment will be measured by the amount by which the carrying value of a reporting unit exceeds its fair value, without exceeding the carrying amount of goodwill allocated to that reporting unit. This guidance will be effective for us beginning in the first quarter of 2020 and is required to be adopted on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.

In May 2017, the FASB issued Accounting Standard Update No. 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The new standard will be effective for us on January 1, 2018; however, early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.